Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Copeland Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001502745
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	clf
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2020
Prospectus Date	rr_ProspectusDate	Mar. 30, 2020
Copeland Risk Managed Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: COPELAND RISK MANAGED DIVIDEND GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and income while preserving capital in declining markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional or in How to Purchase Shares on page 18 of this Prospectus, in Appendix A: Financial Intermediary Sales Charter Variations on page A-1 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page 62 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2019, the Fund’s portfolio turnover rate was 244% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	244.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives of producing long-term capital appreciation and income while preserving capital in declining markets by purchasing equities of companies with a proven track record of dividend growth within sectors forecasted to appreciate by the adviser’s quantitative model. The Fund is primarily composed of common stocks, master limited partnership units (“MLPs”) and equity real estate investment trusts (“REITs”) of U.S. companies or entities that have raised their dividends for a minimum of five consecutive years and cash equivalents. The Fund will limit its investment in MLPs to no more than 25% of its net assets. An equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales.

Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in securities that have increased their dividend for a minimum of five consecutive years. To manage risk, the adviser utilizes a quantitative model to determine when abnormal market conditions exist, which may lead to the investment of up to 100% of the portfolio in temporary defensive investments such as cash and cash equivalents, short term exchange traded funds (“ETFs”) and investment grade bonds, for temporary defensive purposes. Specifically, the adviser utilizes quantitative signals that forecast which sectors of the market are likely to appreciate or depreciate in value. By excluding or underweighting negative sectors and increasing the Fund's allocation to positive sectors and/or temporary defensive investments, the adviser attempts to limit losses. The Fund further manages risk through its diversification strategy of allocating generally no more than 5% to a single equity security, measured at time of purchase. The Fund in general invests in companies with a market capitalization of at least $250 million, upon purchase. All portfolio securities must be traded on a U.S. stock exchange.

The adviser sells securities when they fail to raise their dividend or no longer meet its fundamental stock selection criteria or quantitative sector selection criteria. The adviser may engage in active and frequent trading to meet the Fund’s investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in securities that have increased their dividend for a minimum of five consecutive years.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

• Dividend-Paying Stock Risk: The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. If the amount a company pays out as a dividend exceeds its earnings and profits, the excess will be treated as a return of capital and the Fund’s tax basis in the stock will be reduced. A reduction in the Fund’s tax basis in such stock will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the stock.

• ETF Risk: Shares of ETFs have many of the same risks as direct investments in the underlying securities they invest in, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Fund. In addition, ETFs do not necessarily trade at the net asset value of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying Funds and may result in a loss and are subject to trading and commission costs.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Management Risk: The adviser’s dependence on its dividend growth and sector rotation strategies and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, political events affect the securities markets. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. The Fund cannot predict the effects of such events on the economy, the markets or the Fund’s investments. For example, uncertainties regarding the novel coronavirus (COVID-19) outbreak have resulted in serious economic disruptions globally. These disruptions lead to instability in the market place, including stock market losses and overall volatility, as has occurred in connection with COVID-19.

• MLP Risk: Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. Additional risks include the following. A decline in commodity prices may lead to a reduction in production or supply of those commodities. The trending excess worldwide oil and gas reserves and production has, and may further, depress the value of investments in energy related MLPs. This trend is causing producers to curtail production and/or reduce capital spending for exploration activities. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs.

• REIT Risk: An equity REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, changes in interest rates and property taxes.

• Sector Risk: To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

• Small and Medium Capitalization Risk: The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder and reduces after-tax returns if Fund shares are held in a taxable account.

• Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A shares for the last nine calendar years. Returns for Class C shares and Class I shares, which are not presented in the bar chart, will vary from the return for the Class A shares to the extent the expenses of such classes differ. The performance table compares the performance of the Fund’s Class A, Class C and Class I shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance reflects expense reimbursements in effect. If expense reimbursements were not in place, the Fund’s performance would be reduced. Updated performance information is available at no cost by calling 1-888-9-COPELAND (1-888-926-7352).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-9-COPELAND (1-888-926-7352)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return For Years Ended December 31 Returns do not reflect sales charges, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3/31/2013	11.58%
Worst Quarter:	12/31/2018	(11.77)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.77%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	They do not reflect any fees or expenses
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns above are shown for Class A shares of the Fund; after-tax returns for the Fund's Class C and Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns above are shown for Class A shares of the Fund; after-tax returns for the Fund’s Class C and Class I shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Copeland Risk Managed Dividend Growth Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.70%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.37%	[1],[2]
Copeland Risk Managed Dividend Growth Fund | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.24%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	13.01%	[1],[2]
Copeland Risk Managed Dividend Growth Fund | Class A shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CDGRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.45%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	814
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,065
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,486
Annual Return 2011	rr_AnnualReturn2011	2.72%
Annual Return 2012	rr_AnnualReturn2012	10.27%
Annual Return 2013	rr_AnnualReturn2013	31.40%
Annual Return 2014	rr_AnnualReturn2014	9.65%
Annual Return 2015	rr_AnnualReturn2015	(7.60%)
Annual Return 2016	rr_AnnualReturn2016	3.35%
Annual Return 2017	rr_AnnualReturn2017	19.57%
Annual Return 2018	rr_AnnualReturn2018	0.17%
Annual Return 2019	rr_AnnualReturn2019	12.28%
Label	rr_AverageAnnualReturnLabel	Return before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	5.80%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.90%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.73%	[2],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2010	[5]
Copeland Risk Managed Dividend Growth Fund | Class A shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.08%
5 Years	rr_AverageAnnualReturnYear05	1.57%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%	[2]
Copeland Risk Managed Dividend Growth Fund | Class A shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.26%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%	[2]
Copeland Risk Managed Dividend Growth Fund | Class C shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CDCRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,300
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,804
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	11.41%
5 Years	rr_AverageAnnualReturnYear05	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2012
Copeland Risk Managed Dividend Growth Fund | Class I shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CDIVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,855
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	12.46%
5 Years	rr_AverageAnnualReturnYear05	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2013
Copeland International Risk Managed Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: COPELAND INTERNATIONAL RISK MANAGED DIVIDEND GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and income while preserving capital in declining markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional or in How to Purchase Shares on page 18 of this Prospectus, in Appendix A: Financial Intermediary Sales Charge Variations on page A-1 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page 62 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2019, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives of producing long-term capital appreciation and income while preserving capital in declining markets by purchasing equities of companies with a proven track record of dividend growth within sectors forecasted to appreciate by the adviser’s quantitative model.

The Fund is primarily composed of common stocks, American Depositary Receipts (“ADRs”) and equity real estate investment trusts (“REITs”) of foreign companies or entities that have a track record of consistent dividend growth and cash equivalents. ADRs are investments issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign company. Foreign companies or entities are those that trade on non-U.S. exchanges or that derive the majority of their revenue from non-U.S. sources. The Fund may invest in developed and emerging markets. Emerging markets include all markets that are not considered to be developed markets by the MSCI World Ex USA Index. An equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales.

As an international fund, the Fund invests, under normal market conditions, in at least three different foreign countries, and at least 40% of its assets in foreign companies or entities as described above. The Fund may seek to reduce currency fluctuations by hedging its foreign currency exposure.

Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in securities that have increased their dividend for a minimum of three consecutive years. To manage risk, the adviser utilizes a quantitative model to determine when abnormal market conditions exist, which may lead to the investment of up to 100% of the portfolio in temporary defensive investments such as cash and cash equivalents, short term exchange traded funds (“ETFs”) and investment grade bonds, including sovereign debt issued by developed or emerging market countries, for temporary defensive purposes. Specifically, the adviser utilizes quantitative signals that forecast which sectors of the market are likely to appreciate or depreciate in value. By excluding or underweighting negative sectors and increasing the Fund's allocation to positive sectors and/or temporary defensive investments, the adviser attempts to limit losses. The Fund further manages risk through its diversification strategy of allocating generally no more than 5% to a single equity security, measured at time of purchase. The Fund, in general, invests in companies with a market capitalization of at least $1 billion upon purchase, but is not restricted to any market capitalization range.

The adviser sells securities when they fail to raise their dividend or no longer meet its fundamental stock selection criteria or quantitative sector selection criteria. The adviser may engage in active and frequent trading to meet the Fund’s investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in securities that have increased their dividend for a minimum of three consecutive years.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

• Dividend-Paying Stock Risk: The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. If the amount a company pays out as a dividend exceeds its earnings and profits, the excess will be treated as a return of capital and the Fund’s tax basis in the stock will be reduced. A reduction in the Fund’s tax basis in such stock will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the stock.

• Currency Hedging Risk: Currency hedging transactions may not perfectly offset the Fund’s foreign currency exposure and entail additional trading commissions and fees.

• Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in developing or emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

• ETF Risk: Shares of ETFs have many of the same risks as direct investments in the underlying securities they invest in, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Fund. In addition, ETFs do not necessarily trade at the net asset value of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying Funds and may result in a loss and are subject to trading and commission costs.

• Foreign Investing Risk: Investments in foreign countries are subject to country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign investments may experience greater volatility than U.S. investments.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Management Risk: The adviser’s dependence on its dividend growth and sector rotation strategies and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. The Fund cannot predict the effects of such events on the economy, the markets or the Fund’s investments. For example, uncertainties regarding the novel coronavirus (COVID-19) outbreak have resulted in serious economic disruptions globally. These disruptions lead to instability in the market place, including stock market losses and overall volatility, as has occurred in connection with COVID-19.

• REIT Risk: An equity REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, changes in interest rates and property taxes.

• Sector Risk: To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

• Small and Medium Capitalization Risk: The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may increase the taxes you pay as a Fund shareholder and reduces after-tax returns if Fund shares are held in a taxable account.

• Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for the last seven calendar years. Returns for Class A shares and Class C shares, which are not presented in the bar chart, will vary from the return for the Class I shares to the extent the expenses of such classes differ. The performance table compares the performance of the Fund’s Class A, Class C and Class I shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance reflects expense reimbursements in effect. If expense reimbursements were not in place, the Fund’s performance would be reduced. Updated performance information is available at no cost by calling 1-888-9-COPELAND (1-888-926-7352).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-9-COPELAND (1-888-926-7352)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return For Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	6/30/2017	7.84%
Worst Quarter:	12/31/2018	(10.89)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.89%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	They do not reflect any fees or expenses
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns above are shown for Class I shares of the Fund; after-tax returns for the Fund's Class A and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns above are shown for Class I shares of the Fund; after-tax returns for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Copeland International Risk Managed Dividend Growth Fund | MSCI World ex U.S. (net) Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.49%	[6]
5 Years	rr_AverageAnnualReturnYear05	5.42%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%	[6],[7]
Copeland International Risk Managed Dividend Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDVGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	828
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,123
Label	rr_AverageAnnualReturnLabel	Return before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	6.72%	[5]
5 Years	rr_AverageAnnualReturnYear05	1.80%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%	[5],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012	[5]
Copeland International Risk Managed Dividend Growth Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDVCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 238
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	903
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,428
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	12.32%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
Copeland International Risk Managed Dividend Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IDVIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	608
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,094
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,437
Annual Return 2013	rr_AnnualReturn2013	12.08%
Annual Return 2014	rr_AnnualReturn2014	(1.06%)
Annual Return 2015	rr_AnnualReturn2015	(2.53%)
Annual Return 2016	rr_AnnualReturn2016	(6.89%)
Annual Return 2017	rr_AnnualReturn2017	24.32%
Annual Return 2018	rr_AnnualReturn2018	(8.79%)
Annual Return 2019	rr_AnnualReturn2019	13.46%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	13.46%
5 Years	rr_AverageAnnualReturnYear05	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
Copeland International Risk Managed Dividend Growth Fund | Class I | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.32%
5 Years	rr_AverageAnnualReturnYear05	3.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%	[7]
Copeland International Risk Managed Dividend Growth Fund | Class I | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.97%
5 Years	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%	[7]
Copeland SMID Cap Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and income generation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also pay commissions or other fees to your broker or financial intermediary when they buy or sell Class I shares of the Fund, which are not reflected below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional or in How to Purchase Shares on page 10 of this Prospectus, in Appendix A: Financial Intermediary Sales Charge Variations on page A-1 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page 49 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal period ended November 30, 2019, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives of long-term capital appreciation and income generation by purchasing small and mid-capitalization equities of companies with a proven track record of dividend growth. The Fund is primarily composed of common and preferred stocks, master limited partnership units (“MLPs”) and equity real estate investment trusts (“REITs”) of U.S. companies. The Fund will limit its investment in MLPs to no more than 25% of its net assets. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should the issuer be liquidated. An equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. The Fund may purchase derivative instruments (including options, futures and options on futures) or invest in exchange traded funds (“ETFs”), open-end funds (mutual funds) and closed-end funds (“Underlying Funds”) on a limited basis to enhance returns or hedge against market movements while liquidating certain positions and buying other securities.

Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in securities of small and mid-capitalization companies that pay a dividend and that have increased their dividend in the most recent annual period. The adviser sells securities when they fail to raise their dividend or no longer meet its fundamental stock selection criteria. The Fund’s adviser considers “small and mid-capitalization” companies to include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2500TM Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in securities of small and mid-capitalization companies that pay a dividend and that have increased their dividend in the most recent annual period.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

• Small and Medium Capitalization Risk: The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

• Dividend-Paying Stock Risk: The Fund’s emphasis on dividend-paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. If the amount a company pays out as a dividend exceeds its earnings and profits, the excess will be treated as a return of capital and the Fund’s tax basis in the stock will be reduced. A reduction in the Fund’s tax basis in such stock will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the stock.

• Investment Company Risk: Shares of open- and closed-end funds and ETFs have many of the same risks as direct investments in the underlying securities they invest in or are designed to track, although the lack of liquidity may make ETFs more volatile. Open-end funds, closed-end funds and ETFs have investment management fees and other expenses that will be indirectly paid by the Portfolio. In addition, ETFs and closed-end funds do not necessarily trade at the net asset value of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss and are subject to trading and commission costs.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Management Risk: The adviser's dependence on its dividend growth and judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. Natural disasters, public health emergencies (including pandemics and epidemics), terrorism and other unforeseeable events that adversely affect individual companies, industries, sectors, and/or segments of the market, may lead to instability in world economies and markets and may have negative long-term effects. The Fund cannot predict the effects of such events on the economy, the markets or the Fund’s investments. For example, uncertainties regarding the novel coronavirus (COVID-19) outbreak have resulted in serious economic disruptions globally. These disruptions lead to instability in the market place, including stock market losses and overall volatility, as has occurred in connection with COVID-19.

• MLP Risk: Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. Additional risks include the following. A decline in commodity prices may lead to a reduction in production or supply of those commodities. The trending excess worldwide oil and gas reserves and production has, and may further, depress the value of investments in energy related MLPs. This trend is causing producers to curtail production and/or reduce capital spending for exploration activities. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of MLPs.

• Preferred Stock Risk: Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments and in liquidation. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stockholders. Preferred stock may also be subject to optional or mandatory redemption provisions.

• REIT Risk: An equity REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, changes in interest rates and property taxes.

• Cyber Security Risk: Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class I shares for the last two calendar years. Returns for Class A shares, which are not presented in the bar chart, will vary from the return for the Class I shares to the extent the expenses of such classes differ. The performance table compares the performance of the Fund’s Class I shares over time to the performance of a broad-based market index. The performance of the Class A shares will be included in the table after it has one calendar year of performance. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Performance reflects expense reimbursements in effect. If expense reimbursements were not in place, the Fund’s performance would be reduced. Updated performance information is available at no cost by calling 1-888-9-COPELAND (1-888-926-7352).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-9-COPELAND (1-888-926-7352)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return For Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1/31/2019	13.15%
Worst Quarter:	12/31/2018	(13.33)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jan. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.33%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Copeland SMID Cap Dividend Growth Fund | Russell 2500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.77%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%	[9],[10]
Copeland SMID Cap Dividend Growth Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CSDGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.84%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	790
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,297
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,615
Copeland SMID Cap Dividend Growth Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CSMDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.23%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	771
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,469
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,330
Annual Return 2018	rr_AnnualReturn2018	(5.23%)
Annual Return 2019	rr_AnnualReturn2019	28.46%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	28.46%
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 27, 2017
Copeland SMID Cap Dividend Growth Fund | Class I Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.79%
Since Inception	rr_AverageAnnualReturnSinceInception	10.59%	[10]
Copeland SMID Cap Dividend Growth Fund | Class I Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.98%
Since Inception	rr_AverageAnnualReturnSinceInception	8.62%	[10]

[1]	The S&P 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index. The "Since Inception" performance shown for the S&P 500 Index and Russell 3000 Index utilizes the inception date of each share class, respectively, as shown in note (2) above.
[2]	The inception date of the Fund's Class A shares is December 28, 2010. The inception date of the Fund's Class C shares is January 5, 2012. The inception date of the Fund's Class I shares is March 1, 2013.
[3]	Maximum Deferred Sales Charge (load) may be charged only on shares redeemed within the first 18 months after their purchase.
[4]	The Fund's adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2021, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.45% of the daily average net asset value of Class A shares, 2.20% of the daily average net asset value of Class C shares and 1.30% of the daily average net asset value of Class I shares; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the deferral and at the time of the repayment. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser.
[5]	Performance reflects the deduction of the maximum sales charge of 5.75%.
[6]	The MSCI World ex U.S. (net) Index is a free float adjusted market capitalization index designed to measure equity market performance in the global developed markets excluding holdings in the United States. Index returns are net of any withholding taxes and assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index. The performance shown for the MSCI World ex U.S. (net) Index Since Inception utilizes the inception date of each Class, which is December 17, 2012.
[7]	The Fund commenced operations on December 17, 2012 in all three share classes.
[8]	The Fund's adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2021, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.60%, 2.35%, and 1.45% of the daily average net asset value of Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the deferral and at the time of the repayment. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser.
[9]	The Russell 2500 Index is comprised of the smallest 2500 companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index or benchmark.
[10]	The inception date of the Fund's Class I shares is February 27, 2017.
[11]	The Fund's adviser has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least March 31, 2021, to ensure that total annual fund operating expenses after fee waiver and/or expense reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.20% of the daily average net asset value of Class A shares and 0.95% of the daily average net asset value of Class I shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the deferral and at the time of the repayment. This agreement may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser.